1933 Act File No. 333-

1940 Act File No. 811-22839

As filed with the U.S. Securities and Exchange Commission on June 18, 2015

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

and

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 4

EAGLE GROWTH AND INCOME OPPORTUNITIES FUND

(Exact Name of Registrant as Specified in Charter)

100 Wall St., 11th Floor
New York, NY 10005
(Address of Principal Executive Offices)

(212) 701-4500
(Registrant’s Telephone Number, including Area Code)

Steven A. Baffico
100 Wall St., 11th Floor
New York, NY 10005
(Name and Address of Agent for Service)

Copies of Communications to:

Stephen H. Bier Allison M. Fumai Dechert LLP 1095 Avenue of the Americas New York, NY 10036	Sarah E. Cogan Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to Section 8(c)

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed registration statement.

☒           This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-188388.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered (1)(2)	Proposed Maximum Offering Price Per Unit (1)	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fees (1)
Common Shares of Beneficial Interest, $0.001 par value per share	81,250	$20.00	$1,625,000	$188.83

(1)   Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

(2)   Includes shares that may be offered to the underwriters pursuant to an option to cover over-allotments.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional common shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-188388), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents filed herewith), are incorporated herein by reference.

PART C                                                 OTHER INFORMATION

ITEM 25.                                         FINANCIAL STATEMENTS AND EXHIBITS

1.                                      Financial Statements

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 Act are included in Part B of the Registration Statement (File No. 333-188388).

2.                                      Exhibits

(a)                                 (i)                                     Certificate of Trust dated April 22, 2013.*

(ii)                                  Certificate of Amendment to Certificate of Trust dated May 7, 2015.**

(iii)                               Amended and Restated Agreement and Declaration of Trust dated June 16, 2015.***

(b)                                 By-laws dated May 14, 2015.***

(c)                                  Not Applicable.

(d)                                 Not applicable.

(e)                                  Dividend Reinvestment Plan.***

(f)                                   Not Applicable.

(g)                                  (i)                                     Form of Advisory Agreement between Four Wood Capital Advisors LLC and Registrant.***

(ii)                                  Form of Subadvisory Agreement between Four Wood Capital Advisors LLC and Eagle Asset Management, Inc.***

(ii)                                 Form of Options Strategy Execution and Subadvisory Agreement between Four Wood Capital Advisors LLC and Recon Capital Partners, LLC.***

(h)                                 (i)                                     Form of Underwriting Agreement.***

(ii)                                   Form of Master Agreement Among Underwriters.***

(iii)                                Form of Master Selected Dealers Agreement.***

(iv)                               Form of Structuring Fee Agreement between Four Wood Capital Advisors LLC and Raymond James & Associates, Inc.***

(v)                                Form of Structuring Fee Agreement between Four Wood Capital Advisors LLC and Stifel, Nicolaus & Company, Incorporated.***

(vi)                               Marketing Agent Agreement between Four Wood Capital Advisors LLC and Foreside Fund Services, LLC. ***

(vii)                            Marketing Agent Agreement between Four Wood Capital Advisors LLC and MidAmerica Financial Services, Inc. ***

(i)            Not Applicable.

(j)                                    (i)                                     Custody Agreement between Registrant and The Bank of New York Mellon.***

(ii)                                  Form of Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon.***

(k)                                 (i)                                     Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon.***

(ii)                                  Form of Investor Support Services Agreement between Registrant and Four Wood Capital Partners LLC.***

(iii)                              Transfer Agency and Registrar Services Agreement between Registrant and American Stock Transfer and Trust Company, LLC.***

(iv)                             Fund CCO Agreement between Registrant and Foreside Compliance Services, LLC.***

(l)                                     Opinion and Consent of Counsel.****

(m)                             Not Applicable.

(n)                                 Consent of Independent Registered Public Accounting Firm.****

(o)                                 Not Applicable.

(p)                                 Form of Subscription Agreements.***

(q)                                 Not Applicable.

(r)                                    (i)                                     Code of Ethics of Four Wood Capital Advisors LLC.**

(ii)                                  Code of Ethics of Eagle Asset Management, Inc.**

(ii)                                  Code of Ethics of Recon Capital Partners, LLC.**

(s)                                   Powers of Attorney.**

*                                         Previously filed on May 6, 2013 with Registrant’s Registration Statement on Form N-2 (File Nos. 333-188388 and 811-22839) and incorporated by reference herein.

**                                  Previously filed on May 26, 2015 with Registrant’s Registration Statement on Form N-2 (File Nos. 333-188388 and 811-22839) and incorporated by reference herein.

***                           Previously filed on June 18, 2015 with Registrant’s Registration Statement on Form N-2 (File Nos. 333-188388 and 811-22839) and incorporated by reference herein.

****                    Filed herewith.

ITEM 26.                                         MARKETING ARRANGEMENTS

See Exhibits (h)(i), (h)(ii), (h)(iii), (h)(iv), (h)(v), (h)(vi) and (h)(vii).

ITEM 27.                                         OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The approximate expenses in connection with the offering are as follows:

Registration and Filing Fees	17,038
Financial Industry Regulatory Authority Fees	22,494
New York Stock Exchange Fees	20,000
Costs of Printing and Engraving	240,000
Accounting Fees and Expenses	11,000
Legal Fees and Expenses	295,000
Miscellaneous	21,325
Total	626,857

ITEM 28.                                         PERONS CONTROLLED BY OR UNDER COMMON CONTROL

None.

ITEM 29.                                         NUMBER OF HOLDERS OF SECURITIES

Set forth below is the number of record holders as of May 22, 2015, one class of securities of the Registrant:

Title of Class	Number of Record Holders
Common Shares of Beneficial Interest, par value $0.001 per Common Share	2

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ITEM 30.                                         INDEMNIFICATION

Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust states as follows:

Section 3.                                          Indemnification

(a)                                 The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article VII by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position.  Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification.  The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives.  No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(b)                                 Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither “Interested Persons” of the Trust nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder.  All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c)                                  The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written

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affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met.  In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d)                                 The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, or vote of Shareholders or Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled.

(e)                                  Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Section 6 of the Underwriting Agreement, filed as Exhibit (h)(i) to this Registration Statement, provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify the others, their directors, certain of their officers, directors and persons who control them against certain liabilities in connection with the offering described therein, including liabilities under the federal securities laws.

ITEM 31.                                         BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to: (i) the information set forth under the caption “Investment Advisory and Other Services” in the Statement of Additional Information; (ii) the Form ADV of Four Wood Capital Advisors LLC (File No. 801-77260) filed with the Commission; (iii) the Form ADV of Eagle Asset Management, Inc. (File No. 801-21343) filed with the Commission; and (iv) the Form ADV of Recon Capital Partners, LLC (File No. 801-79880) filed with the Commission, all of which are incorporated herein by reference.

ITEM 32.                                         LOCATION OF ACCOUNTS AND RECORDS

Certain accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules and regulations promulgated thereunder are in the possession and custody of Four Wood Capital Advisors LLC, 100 Wall Street, 11th Floor, New York, NY 10005. Records relating to the duties of the Registrant’s custodian are maintained by the Registrant’s custodian, The Bank of New York Mellon, and its transfer agent, American Stock Transfer and Trust Company, LLC. The registrant is informed that all applicable accounts, books and documents

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required to be maintained by investment advisers registered with the Commission are in the custody and possession of Four Wood Capital Advisors LLC.

ITEM 33.                                         MANAGEMENT SERVICES

Not applicable.

ITEM 34.                                         UNDERTAKINGS

1.                                      The Registrant undertakes to suspend offering of Common Shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the NAV declines more than 10 percent from its NAV as of the effective date of this Registration Statement or (2) the NAV increases to an amount greater than its net proceeds as stated in the prospectus.

2.                                      Not applicable.

3.                                     Not applicable.

4.                                      Not applicable.

5.                                      The Registrant undertakes that:

a.                                      for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

b.                                      for the purpose of determining any liability under the Securities Act, each post- effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.                                      The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on this 18th day of June 2015.

EAGLE GROWTH AND INCOME OPPORTUNITIES FUND

By:	/s/ Steven A. Baffico
Steven A. Baffico
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Steven A. Baffico	Trustee, President and Principal Executive Officer	June 18, 2015
Steven A. Baffico

/s/ Ronald J. Burton (1)	Trustee	June 18, 2015
Ronald J. Burton

/s/ S. James Coppersmith(1)	Trustee	June 18, 2015
S. James Coppersmith

/s/ Joseph L. Morea(1)	Trustee	June 18, 2015
Joseph L. Morea

/s/ Michael Perino(1)	Trustee	June 18, 2015
Michael Perino

/s/ Jennifer Wilson	Treasurer, Principal Financial Officer and Principal Accounting Officer	June 18, 2015
Jennifer Wilson

By:	/s/ Steven A. Baffico
Steven A. Baffico
Attorney-In-Fact

(1)	Pursuant to powers of attorney filed with Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (File Nos. 333-188388 and 811-22839) on May 26, 2015.

INDEX TO EXHIBITS

(l)                                          Opinion and Consent of Counsel

(n)                                      Consent of Independent Registered Public Accounting Firm